CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY - ARS ($) $ in Thousands	Total	Dividend One	Dividend Two	Dividend Three	Shareholders’ equity attributable to owners of the parent company	Shareholders’ equity attributable to owners of the parent company Dividend One	Shareholders’ equity attributable to owners of the parent company Dividend Two	Shareholders’ equity attributable to owners of the parent company Dividend Three	Capital stock	Treasury shares	Capital adjustments	Treasury shares adjustments	Share premium	Treasury shares premium	Treasury shares trading premium	Merger premium	Cost of treasury shares	Share-based payment plans	Legal reserve	Environmental reserve	Optional Reserve for Future Dividends	Optional Reserve for Future Dividends Dividend One	Optional Reserve for Future Dividends Dividend Two	Optional Reserve for Future Dividends Dividend Three	Retained earnings	Retained earnings Dividend One	Non-controlling interest
Beginning balance at Dec. 31, 2021	$ 957,826,395				$ 955,611,473				$ 58,742	$ 860	$ 94,369,076	$ 1,379,918	$ 149,691,364	$ 23,306,394	$ 0	$ 31,250,508	$ (31,534,532)	$ 526,674	$ 19,161,719	$ 149,573	$ 580,255,344				$ 86,995,833		$ 2,214,922
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	429,519				429,519													429,519
Acquisition of treasury stock	(12,189,389)				(12,189,389)				(389)	389	(625,075)	625,075	(10,557,174)	10,557,174			(12,189,389)
Granting of share-based payment plans	0								5	(5)	8,079	(8,079)	136,494	(136,494)	93,812		86,759	(180,571)
Payment of dividends		$ (55,268,424)	$ (93,040,509)	$ (23,734,641)		$ (55,268,424)	$ (93,040,509)	$ (23,734,641)														$ (55,268,424)	$ (93,040,509)	$ (23,734,641)
Optional reserve	0																				86,995,833				(86,995,833)
Net income for the year	12,253,026				13,146,795																				13,146,795		(893,769)
Ending balance at Dec. 31, 2022	786,275,977				784,954,824				58,358	1,244	93,752,080	1,996,914	139,270,684	33,727,074	93,812	31,250,508	(43,637,162)	775,622	19,161,719	149,573	495,207,603				13,146,795		1,321,153
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	862,185				862,185													862,185
Granting of share-based payment plans	0								9	(9)	14,024	(14,024)	236,868	(236,868)	252,077		145,063	(397,140)
Payment of dividends			$ (105,855,278)	$ (61,656,058)			$ (105,855,278)	$ (61,656,058)															$ (105,855,278)	$ (61,656,058)
Optional reserve																					(13,146,795)				13,146,795
Capital reduction	0								(19)	(1,235)	(32,140)	(1,982,890)	(517,875)	(33,490,206)			43,492,099								(7,467,734)
Net income for the year	21,080,659				22,440,931																				22,440,931		(1,360,272)
Ending balance at Dec. 31, 2023	640,707,485				640,746,604				58,348	0	93,733,964	0	138,989,677	0	345,889	31,250,508	0	1,240,667	19,161,719	149,573	340,843,062				14,973,197		(39,119)
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	682,956				682,956													682,956
Acquisition of treasury stock	(594,830)				(594,830)				(33)	33	(52,711)	52,711	(714,733)	714,733			(594,830)
Granting of share-based payment plans	0								33	(33)	52,711	(52,711)	714,733	(714,733)	28,409		594,830	(623,239)
Reclassification of cash share-based payment plans to liabilities	(1,300,384)				(1,300,384)													(1,300,384)
Payment of dividends		$ 0																				$ 14,973,197				$ (14,973,197)
Net income for the year	153,626,515				153,809,532																				153,809,532		(183,017)
Ending balance at Dec. 31, 2024	$ 793,121,742				$ 793,343,878				$ 58,348	$ 0	$ 93,733,964	$ 0	$ 138,989,677	$ 0	$ 374,298	$ 31,250,508	$ 0	$ 0	$ 19,161,719	$ 149,573	$ 355,816,259				$ 153,809,532		$ (222,136)